Acquisitions of Subsidiaries - Schedule of Condensed Unaudited Pro Forma Operation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Condensed Unaudited Pro Forma Operation [Abstract]
Revenue	$ 75,566,508	$ 86,263,951	$ 53,075,095
Operating costs and expenses	72,919,515	84,815,305	66,196,848
Income (loss) from operations	2,646,993	1,448,646	(13,121,753)
Other income (loss)	3,547	(1,412,695)	(2,263,251)
Income tax expense	218,561	(13,936)	394,541
Net income (loss)	$ 2,431,979	$ 49,887	$ (15,779,545)